Investment Strategy - Strategy Shares Nasdaq 7 HANDL(TM) Index ETF	Sep. 03, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy:
Strategy Narrative [Text Block]

The Fund will invest at least 80% of its assets in securities of the Nasdaq 7HANDL™ Index (the “Index”). The Index generally consists of securities issued by exchange-traded funds (“ETFs”) and is split into two components, with a 50% allocation to fixed income and equity ETFs (the “Core Portfolio”) and a 50% allocation to ETFs of 12 asset categories (the “Explore Portfolio”), as described below. Because the Index is comprised of securities issued by other investment companies, the Fund operates as a “fund of funds.”

By tracking the broadly diversified Index, the Fund seeks to offer the potential for high monthly distributions while maintaining a stable net asset value over time. The Index is expected to include 19 ETFs. The goal of the Index is to represent an allocation to a balanced portfolio of U.S. equities, fixed income securities and alternative investments, then employ leverage in an amount equal to 23% of the total portfolio (measured as a percent of the combined base of the portfolio plus the leverage amount (i.e., 30%/(100%+30%)=23%)). Accordingly, returns for the Index are calculated assuming leverage on the underlying portfolio in the amount of 23% (net of the estimated cost of employing such leverage). To achieve leveraged returns, the Fund will purchase a total return swap on a securities-only version of the Index known as the Nasdaq HANDL™ Base Index (the “Base Index”), which is composed of only ETFs and does not include a leverage component. The Index will have risk characteristics similar to the broad US capital markets and will generally rise and fall with prevailing market conditions, with the goal, but not the guarantee, of achieving a total return sufficient, over time and after expenses, to support a seven percent (7.0%) annual distribution rate.

The Core Portfolio component of the Index seeks to provide broad exposure to the U.S. fixed-income and equity markets and consists of a 70% allocation to U.S. aggregate fixed-income ETFs (the “Core Fixed Income Sleeve”) and a 30% allocation to U.S. large capitalization equity ETFs (the “Core Equity Sleeve”). The Index defines U.S. aggregate fixed income ETFs as those ETFs that provide exposure to the entire U.S. investment grade bond market without limitation of duration or issuer. The Index defines U.S. large cap equity ETFs as those ETFs that provide exposure to a similar market capitalization range of the large capitalization segment of the Nasdaq US Benchmark Index.

The Core Fixed Income Sleeve weighting methodology allocates on an equal weight basis to the three U.S. aggregate bond ETFs with the lowest expense ratios after waivers, provided each has at least $5 billion of assets under management. Half of the Core Equity Sleeve is allocated on an equal weight basis to the three U.S. large cap ETFs with the lowest expense ratios after waivers, and the remaining half of the Core Equity Sleeve is allocated to the ETF with the lowest expense ratio that tracks the Nasdaq-100 Index®, provided it has at least $5 billion of assets under management. The Core Portfolio is rebalanced monthly to weight the Core Portfolio in accordance with the Index’s methodology and is reconstituted annually in January.

The Explore Portfolio component of the Index employs a 100% rules-based proprietary momentum-tilted, optimized allocation methodology to provide exposure to non-levered ETFs across a range of U.S. asset categories that have historically provided high levels of income. The following 12 asset categories are represented in the Explore Portfolio, and the Fund expects that less than 16% of the Fund’s assets will be invested in any one category: Dividend Equity – an ETF that provides exposure to domestic dividend-paying stocks; Options Overlay – an ETF that provides exposure to equity portfolios that include an options overlay; High-Yield Bonds – an ETF that provides exposure to domestic high-yield corporate bonds (also known as “junk bonds”) of any duration or maturity; Investment Grade Bonds – an ETF that provides exposure to domestic investment grade corporate bonds of any duration or maturity; MLPs – an ETF that provides exposure to master limited partnerships; MBS – an ETF that provides exposure to mortgage-backed securities (“MBS”), including residential, commercial, agency, and non-agency MBS, high-yield MBS, collateralized debt obligations, and collateralized loan obligations; Active Fixed Income – an ETF that provides broad exposure to actively managed fixed income ETFs that invest in securities of any duration or maturity; Preferred Securities – an ETF that provides exposure to domestic preferred securities; REITs – an ETF that provides exposure to domestic real estate investment trusts; Growth & Income – an ETF that provides exposure to multiple asset portfolios of stocks and bonds or ETFs of stocks and bonds; Utilities – an ETF that provides exposure to domestic utility securities; and Build America Bonds – an ETF that provides exposure to Build America Bonds. Build America Bonds are taxable municipal bonds that include tax credits and/or federal subsidies for bondholders and state and local bond issuers. These bonds may be of any maturity or duration. The Explore Portfolio includes ETFs that can invest without limit as to maturity or duration. Up to 9% of the Index may be exposed to below investment grade securities (i.e., junk bonds) that are rated C or lower through its High Yield Bonds asset category. The Index’s overall indirect exposure to defaulted securities will be less than 5% of the Index.

Each asset category in the Explore Portfolio is represented by a single ETF. By default, the ETF representative of an asset category is the ETF with the lowest expense ratio in the asset category, provided it has at least $2 billion of assets under management. If no ETFs have at least $2 billion of assets under management, the largest ETF in the asset category shall serve as the ETF representative. In such cases, an ETF that is not the largest ETF in the asset category may serve as the ETF representative if it has an expense ratio after waivers at least 20% lower than the largest ETF in the asset category. If there are multiple such ETFs with expense ratios at least 20% lower than that of the largest ETF, the ETF with the lowest expense ratio after waivers shall serve as the ETF representative of the asset category. An ETF cannot represent more than one asset category.

The 12 ETF representatives of the Explore Portfolio asset categories are weighted using the Index’s proprietary weighting methodology that measures an ETF’s returns, dividend and volatility, subject to the constraints that no position may be less than 15% nor more than 185% of an equal weight position within the Explore Portfolio of the Index. The Explore Portfolio is rebalanced on a monthly basis to weight the Explore Portfolio in accordance with this methodology and is reconstituted annually in January.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund will typically invest 90% of its assets in the Index’s component securities and hold 10% of its assets in cash and cash equivalents, including money market mutual funds and treasury securities, to serve as collateral for the Fund’s 40% total return swap (measured as a percent of the Fund’s portfolio) on the Base Index. The Fund does not include the swap for purposes of the 80% investment test described above. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund generally will use a replication methodology, meaning it will seek to invest in all of the ETFs comprising the Index in proportion to the weightings in the Index. However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index. The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Index is not concentrated.

The Index and Base Index were created, and are provided, by Bryant Avenue Ventures LLC (the “Index Provider”) and are calculated by Nasdaq, Inc. (the “Index Calculator”). The Index Provider and Index Calculator are not affiliated with the Fund or the Advisor.

Distribution Policy: In order to allow shareholders of the Fund to realize a predictable, but not assured, level of cash flow, the Fund has adopted a policy (which may be modified at any time by its Board of Trustees) to pay monthly distributions on Fund shares at a target rate that represents an annualized payout of approximately 7.0% on the Fund’s per-share net asset value on the date of a distribution’s declaration. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies –Distribution Policy and Goals” section in the Fund’s Prospectus.